Subsequent Events - Additional Information (Detail) $ in Millions					12 Months Ended
	Mar. 18, 2020 $ / shares	Jan. 23, 2020	Jan. 06, 2020 CLP ($) shares	Sep. 13, 2019	Dec. 31, 2019	Dec. 31, 2018 CLP ($)	Dec. 10, 2018 shares	Sep. 10, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Dividend payables | $						$ 51,614
Nexus S.A [member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interest					12.90%
Banco Santander Chile [member] | Nexus S.A [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of increase in ownership interest				1.90%
Itau Corpbanca [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired | shares							1	127,901
Proportion for distribution of dividend	100.00%
Dividends payable per share | $ / shares	$ 2,479,770,771
Major business combination [member] | Nexus S.A [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired | shares			79,577
Percentage of increase in ownership interest			1.91%
Equity interest			14.81%
Investments in associates | $			$ 338
Disposal of major subsidiary [member] | Helm Casa de Valores Panama S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Value of the transaction determined at number of times price value of equity		1.50%